BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION - Supplemental cash related information (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Proceeds from PIPE financing - Grand Fortune Capital, LLC	$ 2,900,000
Less cash payment associated with transaction costs allocated to PIPE	(2,900,000)
ExcelFin Acquisition Corp.
BUSINESS ACQUISITION AND RERVERSE RECAPITALIZATION
Cash held by ExcelFin and cash related to ExcelFin trust account	9,238,626
Less redemptions	(6,043,240)
Cash related to trust account, net of redemptions	3,195,386
Less cash paid associated with transaction costs allocated to Reverse Recapitalization	(3,116,936)
Less cash paid on behalf of the Company for professional expenses	$ (78,450)